Schedule of maturity of lease payments under operating lease liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Leases
2025		$ 23,846
2026	5,962	5,962
Total undiscounted operating lease payments	5,962	29,808
Less: imputed interest	(19)	(2,634)
Operating lease liabilities recognized in the Consolidated Balance Sheet	$ 5,943	$ 27,174